Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

NOTE 3 -	CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of the following:

	December 31,	December 31,
	2011	2010

Cash on hand and at banks	$20,704	$33,259
Short term deposits and highly liquid funds	27,374	18,019

Total cash and cash equivalents	$48,078	$51,278

   Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2011, Navios Partners held time deposits of $25,281 and money market funds of $2,093 with duration of less than three months. As of December 31, 2010, Navios Partners held time deposits of $18,019 with duration of less than three months.
   Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.